           [LETTERHEAD OF CANADA LIFE INSURANCE COMPANY OF AMERICA APPEARS HERE]


March 1999



Dear VariFund(R) Policyowner:

Please find enclosed the Annual Reports for the Canada Life of America Series Fund, the Fidelity Investment Variable Insurance Products Fund, the Fidelity Investments Variable Insurance Products Fund II, the Fidelity Investments Variable Insurance Products Fund III, the Seligman Portfolios Inc., the Dreyfus Variable Investment Fund, the Montgomery Variable Funds III , the Berger/BIAM Fund and the Alger American Fund for the period ending December 31, 1998. We encourage you to review this information and refer to it as needed throughout the year.

Thank you for selecting VariFund for your financial needs.

Sincerely,

/S/ Ronald E. Beettam

Ronald E. Beettam, President
Canada Life Insurance Company of America

VARIFUND(R)
A Variable Annuity

          [LETTERHEAD OF CANADA LIFE INSURANCE COMPANY OF AMERICA APPEARS HERE]


ADDITIONAL PREMIUM PAYMENT FORM

Please complete the following information:

OWNER:                              AMOUNT OF PREMIUM PAYMENT:

ANNUITANT:___________________       $____________

POLICY NO.:__________________

OWNER'S SSN/TIN:_____________       IF YOU ARE CHANGING ALLOCATION
                                    PLEASE COMPLETE THE FOLLOWING:

                                    --------  THIS PAYMENT ONLY
                                    --------  THIS PAYMENT AND ALL FUTURE PYMTS
                                    --------  RE-ALLOCATE ALL CURRENT ASSETS

     CLASF INT'L EQUITY  10/30        ____%        FIDELITY HIGH INCOME 18/38      ____%        DREYFUS GROWTH & INC 80/90   ____%
     CLASF MONEY MARKET 11/31         ____%        FIDELITY INDEX 500 20/40        ____%        DREYFUS SOCIAL RESPON 81/91  ____%
     CLASF BOND 13/33                 ____%        ALGER GROWTH 83/93              ____%        MONTGOMERY GROWTH 87/97      ____%
     CLASF VALUE EQUITY 14/34         ____%        ALGER LEVER ALLCAP 85/95        ____%        SELIGMAN COMM & INFO 50/70   ____%
     CLASF CAPITAL 15/35              ____%        ALGER MIDCAP 84/94              ____%        SELIGMAN FRONTIER 51/71      ____%
     FIDELITY ASSET MGR 16/36         ____%        ALGER SMALL CAP 82/92           ____%
     FIDELITY CONTRAFUND 52/72        ____%        BERGER/BIAM IPT INT'L  88/98    ____%
     FIDELITY GROWTH 17/37            ____%        BERGER/BIAM SM. CO GR 89/99     ____%
     FIDELITY GROWTH OPPS 53/73       ____%        DREYFUS CAP'L APPR. 46/47       ____%

-----------------------------------------------------------------------------------------------------------------------------------
                                                      FIXED ACCOUNT OPTIONS*
____% 1 Yr. (301)        ____% 3 Yr. (303)             ____% 5 Yr. (305)             ____% 7 Yr. (307)     ____% 10 Yr. (310)

* The Fixed Accounts and/or the Guarantee Periods may not be available in all states.
-----------------------------------------------------------------------------------------------------------------------------------

Total allocation must equal 100%

OWNER'S SIGNATURE             ________________      DATE _______________

JOINT OWNER'S SIGNATURE       ________________      DATE _______________

    PLEASE MAKE CHECKS PAYABLE TO CANADA LIFE INSURANCE COMPANY OF AMERICA

                INFORMATION FOR QUALIFIED POLICY CONTRIBUTIONS
                       (THIS SECTION MUST BE COMPLETED)

IS THIS A ROLLOVER? _____YES _____NO

IF YES, WHAT TYPE? _____________________   PLEASE NOTE:   CONTRIBUTIONS FOR
                                                          PRIOR TAX YEAR
                                                          CANNOT BE MADE AFTER
CONTRIBUTION $___________ FOR __________                  APRIL 15TH OF THE
                                                          CURRENT TAX YEAR.
CONTRIBUTION $___________ FOR __________

     PLEASE DIRECT ANY QUESTIONS REGARDING YOUR POLICY TO YOUR REGISTERED REPRESENTATIVE OR TO OUR VARIABLE ANNUITY DEPARTMENT AT (800) 905-1959.

 OUR VARIABLE ANNUITY ADMINISTRATORS CAN NOT ADVISE YOU ON THE SUITABILITY OF
    YOUR PAYMENT. PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE TO DISCUSS SUITABILITY ISSUES PRIOR TO SUBMITTING YOUR ADDITIONAL PREMIUM PAYMENT.

 Variable Annuities are issued by Canada Life Insurance Company of America and offered through its subsidiary,
        Canada Life of America Financial Services, Inc. (member NASD).

V A R I F U N D (TM)                  A N N U I T Y
================================      ==========================================
VARIABLE SUB-ACCOUNT PERFORMANCE      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS
                                      ENDING DECEMBER 31, 1998 ASSUMING CONTRACT
                                      CONTINUES

PORTFOLIO TYPE      PORTFOLIO                                         ONE      THREE     FIVE      TEN       SINCE      INCEPTION
                                                            YTD       YEAR      YEAR     YEAR      YEAR    INCEPTION      DATE
------------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS   Alger American Growth                   45.91%    45.91%    26.41%   22.11%     N/A    20.28%     01/08/89
                    Alger American Leveraged AllCap         55.53%    55.53%    26.53%    N/A       N/A    37.36%     01/25/95
                    Alger American MidCap Growth            28.39%    28.39%    17.07%   17.27%     N/A    21.73%     05/03/93
                    Alger American Small Capitalization     13.83%    13.83%     8.65%   11.45%    18.14%  17.16%     09/20/88
                    Berger Small Company Growth              0.38%     0.38%      N/A     N/A       N/A    18.13%     05/01/96
                    CLASF Capital                           18.42%    18.42%    16.15%   14.37%     N/A    14.66%     04/23/93
                    CLASF Value Equity                       1.26%     1.26%    10.15%   10.35%     N/A     9.63%     12/04/89
                    Dreyfus Capital Appreciation            28.29%    28.29%    26.08%   21.78%     N/A    19.79%     03/31/93
                    Dreyfus Growth & Income                 10.17%    10.17%    14.35%    N/A       N/A    19.25%     05/02/94
                    Dreyfus Socially Responsible            27.49%    27.49%    24.46%   20.67%     N/A    21.21%     10/07/93
                    Fidelity VIP II Contrafund              27.80%    27.80%    23.19%    N/A       N/A    26.72%     01/03/95
                    Fidelity VIP Growth                     37.45%    37.45%    23.65%   19.97%    17.69%  15.67%     10/09/86
                    Montgomery Growth                        1.41%     1.41%      N/A     N/A       N/A    18.32%     02/09/96
                    Fidelity VIP II Index 500               26.44%    26.44%    26.03%   21.94%     N/A    19.42%     08/27/92
                    Fidelity VIP III Growth Opportunities   22.62%    22.62%    22.33%    N/A       N/A    24.40%     01/03/95
                    Seligman Frontier                       (2.91)%   (2.91)%   10.77%    N/A       N/A    16.08%     10/11/94
                    ----------------------------------------------------------------------------------------------------------------
INTERNATIONAL       Berger-IPT International                14.42%    14.42%      N/A     N/A       N/A     6.47%     05/01/97
                    CLASF International Equity              11.69%    11.69%    10.52%    N/A       N/A     9.85%     04/24/95
                    Fidelity VIP Overseas                   11.09%    11.09%    10.85%    8.07%     8.48%   7.01%     01/28/87
                    Montgomery Emerging Markets            (38.47)%  (38.47)%     N/A     N/A       N/A   (14.45)%    02/02/96
                    ----------------------------------------------------------------------------------------------------------------
SPECIALTY PORTFOLIO Seligman Communications & Information   34.49%    34.49%    20.20%    N/A       N/A    23.70%     10/11/94
                    ----------------------------------------------------------------------------------------------------------------
BALANCED            CLASF Managed                            3.57%     3.57%     7.76%    8.12%     N/A     8.28%     12/04/89
                    Fidelity VIP II Asset Manager           13.36%    13.36%    15.03%   10.16%     N/A    11.34%     09/06/89
                    ----------------------------------------------------------------------------------------------------------------
FIXED INCOME
  PORTFOLIOS        CLASF Bond                               7.38%     7.38%     5.66%    5.15%     N/A     6.40%     12/04/89
                    Fidelity VIP High Income                (5.74)%   (5.74)%    7.08%    7.20%    9.48%    9.49%     09/19/85
                    ----------------------------------------------------------------------------------------------------------------
MONEY MARKET        CLASF Money Market                       3.25%     3.25%     3.25%    3.04%     N/A     2.98%     12/04/89

CLASF Money Market Portfolio current yield (annualized yield for a seven day period ended December 31, 1998) is 4.38%. VariFund Fixed Account MVA 1 year rate was 4.50% as of January 1, 1999. The performance data quoted is after the deduction of all fees and charges, except for possible surrender charges. For performance figures after the deduction of all fees and charges, including the maximum possible surrender charge, please see the reverse side. Performance data represents past performance and is not a guarantee of future results. Investment returns and principal value may fluctuate so that an investor's shares, when redeemed, may be more or less than his or her original cost. Performance figures for portfolios with inception dates prior to December 4, 1989 reflect performance if VariFund existed at the inception of those portfolios. Contact you registered representative or call Canada Life Insurance Company of America at (800) 905-1959 for a Prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or spending money.

                                                VARIABLE SUB-ACCOUNT PERFORMANCE
                                                --------------------------------
           AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1998 (R) ASSUMING CONTRACT IS SURRENDERED AT END OF PERIOD

PORTFOLIO TYPE      PORTFOLIO                                         ONE      THREE     FIVE      TEN       SINCE      INCEPTION
                                                            YTD       YEAR      YEAR     YEAR      YEAR    INCEPTION      DATE
------------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS   Alger American Growth                   40.51%    40.51%    25.46%   21.87%     N/A    20.28%     01/08/89
                    Alger American Leveraged AllCap         50.13%    50.13%    25.58%    N/A       N/A    36.90%     01/25/95
                    Alger American MidCap Growth            22.99%    22.99%    15.97%   16.98%     N/A    21.54%     05/03/93
                    Alger American Small Capitalization      8.43%     8.43%     7.37%   11.10%   18.14%   17.16%     09/20/88
                    Berger Small Company Growth             (5.02)%   (5.02)%     N/A     N/A       N/A    13.63%     05/01/96
                    CLASF Capital                           13.02%    13.02%    15.03%   14.05%     N/A    14.41%     04/23/93
                    CLASF Value Equity                      (4.14)%   (4.14)%    8.90%    9.98%     N/A     9.63%     12/04/89
                    Dreyfus Capital Appreciation            22.89%    22.89%    25.13%   21.45%     N/A    19.59%     03/31/93
                    Dreyfus Growth & Income                  4.77%     4.77%    13.19%    N/A       N/A    18.85%     05/02/94
                    Dreyfus Socially Responsible            22.09%    22.09%    23.49%   20.33%     N/A    20.98%     10/07/93
                    Fidelity VIP II Contrafund              22.40%    22.40%    22.19%    N/A       N/A    26.17%     01/03/95
                    Fidelity VIP Growth                     32.05%    32.05%    22.66%   19.71%   17.69%   15.67%     10/09/86
                    Montgormery Growth                      (3.99)%   (3.99)%     N/A     N/A       N/A    17.18%     02/09/96
                    Fidelity VIP II Index 500               21.04%    21.04%    25.08%   21.70%     N/A    19.31%     08/27/92
                    Fidelity VIP III Growth Opportunities   17.22%    17.22%    21.32%    N/A       N/A    23.81%     01/03/95
                    Seligman Frontier                       (8.31)%   (8.31)%    9.53%    N/A       N/A    15.56%     10/11/94
                    ----------------------------------------------------------------------------------------------------------------
INTERNATIONAL       Berger-IPT International                 9.02%     9.02%      N/A     N/A       N/A     3.33%     05/01/97
                    CLASF International Equity               6.29%     6.29%     9.02%    N/A       N/A     8.89%     04/24/95
                    Fidelity VIP Overseas                    5.69%     5.69%     9.62%   7.67%     8.48%    7.01%     01/28/87
                    Montgomery Emerging Markets            (43.87)%  (43.87)%     N/A     N/A       N/A   (16.58)%    02/02/96
                    ----------------------------------------------------------------------------------------------------------------
SPECIALTY PORTFOLIO Seligman Communications & Information   29.09%    29.09%    19.16%    N/A       N/A    23.28%     10/11/94
                    ----------------------------------------------------------------------------------------------------------------
BALANCED            CLASF Managed                           (1.83)%   (1.83)%    6.45%    7.73%     N/A     8.28%     12/04/89
                    Fidelity VIP II Assets Manager           7.96%     7.96%    13.88%    9.79%     N/A    11.26%     09/06/89
                    ----------------------------------------------------------------------------------------------------------------
FIXED INCOME
  PORTFOLIOS        CLASF Bond                               1.98%     1.98%     4.29%    4.71%     N/A      6.40%    12/04/89
                    Fidelity VIP High Income               (11.14)%  (11.14)%    5.76%    6.79%    9.48%     9.49%    09/19/85
                    ----------------------------------------------------------------------------------------------------------------
MONEY MARKET        CLASF Money Market                      (2.15)%    (2.15)%   1.82%    2.56%     N/A      2.98%    12/04/89

The above figures are SEC required "standardized" performance returns which include the deduction of all fees and charges, including the maximum possible sales charge. These figures may not be applicable to your contract, since you may not have to pay these early withdrawal charges. Please see the prospectus for more details. CLASF refers to Canada Life of America Series Fund, Inc. Fidelity VIP and Fidelity VIP II refer to Fidelity Investments Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II.

Annuities are not deposits of, obligations of, or guaranteed by any depositary institution. They are not insured by FDIC or any federal agency, and as such are subject to investment risk including possible loss of principal invested. The FIXED account portions of a variable annuity (NOT the separate accounts) are backed by the issuing insurance company.

Issued By: Canada Life Insurance Company of America, 6201 Powers Ferry Road, N.W. Atlanta, GA 30339
Distributed By: Canada Life of America Financial Services, Inc. 6201 Powers Ferry Road, N.W., Atlanta, GA 30339

The attached are incorporated by reference herein to the annual reports filed by and on behalf of the following:

The Alger American Fund, filed February 23, 1999
     Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American Leveraged AllCap

Berger Institutional Products Trust, filed February 22, 1999
     Portfolios which include: Berger/BIAM IPT-International Fund; and Berger IPT-Small Company Growth

Canada Life of America Series Fund, Inc., filed March 1, 1999
     Portfolios which include: Money Market; Managed; Bond; Value Equity, International Equity; and Capital.

Dreyfus Variable Investment Fund, filed February 23, 1999
     Portfolios which include: Dreyfus Growth and Income; and Dreyfus Capital Appreciation

The Dreyfus Socially Responsible Growth Fund, Inc., filed February 23, 1999
     Portfolios which include: Dreyfus Socially Responsible

Fidelity Investments Variable Insurance Products Fund, filed February 19, 1999
     Portfolios which include: Fidelity VIP Growth, Fidelity VIP High Income and Fidelity VIP Overseas

Fidelity Investments Variable Insurance Products Fund II, filed February 19,
1999
     Portfolios which include: Fidelity VIP II Asset Manager; Fidelity VIP II Index 500; and Fidelity VIP II Contrafund

Fidelity Investments Variable Insurance Products Fund III, filed February 19,
1999
     Portfolios which include:  Fidelity VIP III Growth Opportunities

Seligman Portfolios, Inc., filed March 4, 1999
     Portfolios which include: Communications and Information; and Frontier

The Montgomery Funds III, filed February 25, 1999
     Portfolios which include: Montgomery Variable Series Emerging Markets Fund; and Montgomery Variable Series Growth Fund